Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

($ millions)	2021	2020
Electric and gas revenue
United States
ITC	1,694	1,726
UNS Energy	2,071	2,019
Central Hudson	962	941
Canada
FortisBC Energy	1,645	1,336
FortisAlberta	622	580
FortisBC Electric	404	358
Newfoundland Power	701	707
Maritime Electric	223	215
FortisOntario	211	222
Caribbean
Caribbean Utilities	248	238
FortisTCI	89	77
Total electric and gas revenue	8,870	8,419
Other services revenue (1)	382	325
Revenue from contracts with customers	9,252	8,744
Alternative revenue (2)	(18)	64
Other revenue	214	127
Total revenue	9,448	8,935
(1)    Includes $260 million and $227 million from regulated operations for 2021 and 2020, respectively
(2)    2020 includes a $40 million favourable base ROE adjustment associated with the May 2020 FERC decision, which set the all-in ROE for ITC's subsidiaries operating in the Midcontinent Independent System Operator, Inc. "MISO" region at 10.77%